SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Impact of newly adopted accounting pronouncement

2.1 (a) Impact of newly adopted accounting pronouncement

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination as if it had originated the contracts. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. We adopted the ASU on January 1, 2023 and will apply the guidance prospectively for future acquisitions.

Recently issued accounting pronouncements not yet adopted

2.1 (b) Recently issued accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting-Improvements to Reportable Segment Disclosures”, which adds a requirement for public entities to disclose its significant segment expense categories and amounts for each reportable segment for all periods presented. This information is required to be disclosed at both interim and annual periods. In addition, this ASU requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”) in the consolidated financial statements. Public entities are also required to disclose how the CODM uses each reported measure of segment profit or loss to assess performance and allocate resources to the segments. The ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The Group is assessing the impact of adopting this standard on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes: Improvements to Income Tax Disclosures”, which enhances the disaggregation of income tax disclosures. The ASU requires public entities on an annual basis to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold equal to or greater than 5%. Public entities are required to provide an explanation of certain rate reconciling items if not otherwise evident, such as the nature, causes and judgement used to categorize the item. The ASU also requires disclosure of income taxes paid (net of refund received) detailed by federal, state/local and foreign, and amounts paid to individual jurisdictions that are equal or greater than 5% of total income taxes paid. The ASU is effective for public entities for fiscal years beginning after December 15, 2024 and for interim periods for fiscal years beginning after December 15, 2025. The Group is assessing the impact of adopting this standard on its financial statements.

Basis of preparation

2.2 Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Change in method of accounting for capitalization of costs to obtain a contract as incurred

On January 1, 2022, the Group elected to change its method of accounting for contract cost capitalization. In prior years, the Group used the practical expedient under ASC 606 to expense the costs to obtain a contract as incurred when the expected amortization period is one year or less. Starting in this year, the group recognizes as an asset the incremental costs of obtaining a contract with customer if the Group expects to recover those costs. An asset related to an obligation satisfied over time is amortized using a method consistent with the method used to measure progress and recognize revenue over the contract term. An asset related to an obligation satisfied at point in time is expensed upon the transfer of control of the goods or services to which the asset relates. The new method of accounting is considered preferable as the amortization of the contract cost is consistent with the pattern of the newly acquired home renovation services’ revenue recognition.

The 2021 financial statements have not been adjusted as the accumulated effect of the change to the accounting principal on this periods presented is immaterial. The following financial statement line items for fiscal years 2022 were affected by the change in accounting principle.

The consolidated balance sheet as of December 31, 2022 was as followed:

	As of December 31, 2022
	As computed	As reported
	under the	under the new
	practical	accounting	Effect of
	expedient	method	change
	RMB	RMB	RMB

	(in thousands)
Assets:
Prepayments, receivables, other current and non-current assets	4,059,390	4,057,843	(1,547)
Total assets	109,348,894	109,347,347	(1,547)

Liabilities and shareholders’ equity
Accumulated deficit	(11,404,303)	(11,405,850)	(1,547)
Total liabilities and shareholders’ equity	109,348,894	109,347,347	(1,547)

The consolidated statement of comprehensive income (loss) for the year ended December 31, 2022 was as followed:

	For the Year Ended December 31, 2022
	As computed	As reported
	under the	under the new
	practical	accounting	Effect of
	expedient	method	change
	RMB	RMB	RMB

	(in thousands)
Sales and marketing expenses	(4,571,835)	(4,573,382)	(1,547)
Total operating expenses	(14,612,106)	(14,613,653)	(1,547)
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,384,527)	(1,386,074)	(1,547)
Net income (loss) per share attributable to ordinary shareholders
- Basic	(0.39)	(0.39)	—
- Diluted	(0.39)	(0.39)	—

Basis of consolidation

2.3 Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs (inclusive of the VIEs’ subsidiaries) for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the Board of directors, to cast a majority of votes at the meeting of the Board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries is the primary beneficiary of the entity.

All transactions and balances between the Company, its subsidiaries, consolidated VIEs (inclusive of VIEs’ subsidiaries) have been eliminated upon consolidation. The results of subsidiaries and VIEs acquired or disposed of during the year are recorded in the consolidated statements of comprehensive income (loss) from the effective dates of acquisition or up to the effective dates of disposal, as appropriate.

Use of estimates

2.4 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to (i) revenue recognition, (ii) provision for credit losses of accounts receivable, financing receivables and other receivables, (iii) assessment for impairment of long-lived assets, intangible assets and goodwill, (iv) valuation and recognition of share-based compensation expenses, (v) useful lives of property, plant and equipment and intangible assets, (vi) fair value of short-term and long-term investments, and derivative instruments, (vii) incremental borrowing rate used to account for leases, (viii) valuation of intangible asset arising from business combination transaction, (ix) provision for income tax and valuation allowance for deferred tax assets, (x) liabilities related to employee welfare benefits, and (xi) lower of cost and net realizable value of inventories. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currencies and foreign currency translation

2.5 Foreign currencies and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, BVI and Hong Kong is United States dollars (“US$”) and the functional currency of the PRC entities in the Group is RMB. The Company’s subsidiaries with operations in other jurisdictions generally use their respective local currencies as their functional currencies.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign currency exchange gain (loss) in the consolidated statements of comprehensive income (loss).

The financial statements of the Group are translated from the functional currencies into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. Translation differences are recorded currency translation adjustments as a component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Convenience translation

2.6 Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of comprehensive income (loss) and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the index rates stipulated by the Federal Reserve Board using the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate.

Fair value measurements

2.7 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: 1) market approach; 2) income approach and 3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Cash and cash equivalents

2.8 Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities less than three months and are readily convertible to known amount of cash.

Restricted cash

2.9 Restricted cash

Cash that is legally or contractually restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. In accordance with Accounting Standards Codification (“ASC”) 230, the amounts generally described as restricted cash and restricted cash equivalents are included in the total cash, cash equivalents and restricted cash balances in the consolidated statements of cash flows.

The Group’s restricted cash is mainly comprised of 1) cash received from the property buyers but not yet paid to the sellers through the Group’s online payment platform, which is placed with banks in escrow accounts; 2) security deposits for the Group’s agency, guarantee and financing services; 3) borrowings from commercial banks for limited purpose; and 4) other miscellaneous restricted cash.

Short-term investments

2.10 Short-term investments

The Group holds debt classified securities, and accounts for such investments in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt as held-to-maturity, trading or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Held-to-maturity debt investments include debt instruments issued by private companies for which the Group has the positive intent and ability to hold those securities to maturity, and time deposits represent time deposits placed with banks with maturities more than three months. The Group account for the held-to-maturity debt investments at amortized cost less allowance for credit losses.

The allowance for credit losses of the held-to-maturity debt investments reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity debt investments and is charged to “Other income, net” in the consolidated statements of comprehensive income (loss). Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. As of December 31, 2022 and 2023, the allowance for credit losses provided for the held-to-maturity debt investments held by the Group was insignificant.

Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt investments, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)” on the consolidated balance sheets.

Investments with expected maturity of over a year are classified as long-term investments. Investments with maturity date within one year will be reclassified to short-term investments.

Accounts receivable

2.11 Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for credit losses, including receivable from real estate property sellers, buyers and agents from the platform. Starting from January 1, 2020, the Group adopted ASC 326 and assesses the accounts receivable and establishes a reserve to reflect the net amount expected to be collected. The allowance is management’s estimate of expected credit losses after considering historical collection activity, the nature of the receivable, the current business environment and forecasts that may affect the customers’ ability to pay. Management estimated the allowance by segmenting accounts receivable based on certain credit risk characteristics and determining an expected loss rate for each segmentation based on historical loss experience adjusted for judgments about the effects of relevant observable data including current and future economic conditions.

Practical Expedients

The Group has used the following practical expedients as allowed under ASC 326: The Group use, as a practical expedient, the fair value of the collateral at the reporting date when recording the net carrying amount of the asset and determining the allowance for credit losses for a financial asset for which the repayment is expected to be provided substantially through the operation or sale of the collateral when the borrower is experiencing financial difficulty based on the entity’s assessment as of the reporting date (collateral-dependent financial asset).

The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

Financing receivables

2.12 Financing receivables

The Group generates financing receivables by providing personal credit loans to property buyers, tenants and other individual borrowers. The Group has the intent and the ability to hold such financing receivables for the foreseeable future or until maturity or payoff.

Financing receivables from consolidated Trusts

The Group has entered into arrangements with consolidated trusts (“Trusts”), pursuant to which the Group invested in the financing receivables using funds from the consolidated Trusts. The Trusts are administered by third party trust companies, which act as the trustees, with funds contributed by the Group and/or other third party investors for the purposes of providing returns to the beneficiary of the Trusts. The Group has power to direct the activities of the Trusts and has the obligation to absorb losses or the right to receive benefits from the Trusts that could potentially be significant to the Trusts. As a result, the Trusts are considered consolidated VIEs of the Group under ASC 810—“Consolidation”.

Therefore the loans funded by the consolidated Trusts are recorded as the Group’s financing receivables. The proceeds received from the third party investors are recognized as funding debts. Cash received via consolidated Trusts that has not yet been distributed is recorded as restricted cash.

Financing receivables from micro-loan platforms

The Group also offers micro loans to borrowers via micro loan platforms. The loans offered mainly include: 1) installment loans for home renovation and furnishing to property owners; 2) loans provided to external small property agents; 3) loans provided to other individuals. As the Group undertakes substantially all the risks and rewards, the micro loans are recognized as financing receivables on the consolidated balance sheets.

Measurement of financing receivables

Financing receivables are measured at amortized cost and reported on the consolidated balance sheets at outstanding principal adjusted for any write offs and the allowance for credit losses.

Allowance for credit losses

Starting from January 1, 2020, the Group adopted ASU No. 2016-13 and estimated the allowance for credit losses to reflect the Group’s estimated expected losses. The Group assesses the allowance for credit losses, mainly based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. The provision for credit losses represents an estimate of the losses expected to be incurred from the Group’s financing receivable portfolio. The Group uses projected risk parameters (e.g. probability of default and loss given default (severity)) to estimate the allowance of different segmentations, driven primarily by business type, on a collective basis. This projected risk parameters are primarily based upon historical loss experience adjusted for judgments about the effects of relevant observable data including current and future economic conditions as well as external historical loan performance trends, recovery rates, credit quality indicators. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

The Group considers available information in quarterly assessments of the adequacy of the allowance. The Group believes the estimates, including any qualitative adjustments, are reasonable and have considered reasonably available information about past events, current conditions, and reasonable and supportable forecasts of future events and economic conditions.

Accrued interest receivable

Accrued interest income on financing receivables is calculated based on the effective interest rate of the loan and recorded as interest income as earned. The outstanding principal balance of loans which has not been collected prior to the contractual maturity date is considered to be past due. When a financing receivable reaches 1 day past due, it is placed on non-accrual status, and the Group stops accruing interest of the financing receivables as of such date. The accrued but unpaid interest as of such date is not reversed. The Group assesses the collectability of accrued interest together with the unpaid principal amount and provides reserves if warranted interest income for non-accrual financing receivables is recognized on a cash basis. Cash receipt of non-accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest income. The Group does not resume accrual of interest after a loan has been placed on non-accrual basis. For the years ended December 31, 2021, 2022 and 2023, the amount of interest income recognized on non-accrual financial assets was insignificant.

Derivative instruments

2.13 Derivative instruments

Derivative instruments are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheets in either current or non-current other assets or accrued expenses and other current liabilities or other long-term liabilities depending upon maturity and commitment. Changes in the fair value of derivatives are either recognized periodically in the consolidated income (loss) statements or in other comprehensive income (loss) depending on the use of the derivatives and whether they qualify for hedge accounting. The Group selectively uses financial instruments to manage market risk associated with exposure to fluctuations in interest rates and foreign currency rates. These financial exposures are monitored and managed by the Group as an integral part of its risk management program. The Group does not engage in derivative instruments for speculative or trading purposes. The Group’s derivative instruments are not qualified for hedge accounting, thus changes in fair value are recognized in fair value changes in investments, net in the consolidated statements of comprehensive income (loss). The cash flows of derivative financial instruments are classified in the same category as the cash flows from the items subject to the economic hedging relationships. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Inventories

2.14 Inventories

Inventories, which mainly consist of materials for home renovation business and furniture, electronic and home appliances products available for sale, are valued at the lower of moving weighted average cost or net realizable value. As of December 31, 2023, no adjustment is deemed necessary to reduce inventory to net realizable value due to the rapid turnover and high utilization of inventory. Inventory is included in the prepayments, receivables and other assets line item in the Group’s consolidated balance sheets.

Property, plant and equipment, net

2.15 Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed based upon the usage of the asset, which is approximated using a straight-line method over the estimated useful lives of the assets, which range as follows:

•	Office building	20 - 40 years
•	Vehicles	4 years
•	Computer equipment	3 - 5 years
•	Furniture and office equipment	3 - 5 years
•	Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income (loss).

Intangible assets, net

2.16 Intangible assets, net

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

•	Software	3 - 10 years
•	Trademarks and domain names	3 - 10 years
•	Customer relationships	3 - 5 years
•	Non‑competition agreements	3 - 5 years
•	Advertising resources	5 years
•	Licenses	6 - 10 years

The Group considers the factors listed in ASC 350-30-35-3 when determining the useful life of an intangible asset, such as the expected use of the asset by the entity, and any legal, regulatory, or contractual provisions that may limit the useful life. The useful life of software is mainly determined based on its expected use and contractual provisions. The useful life of trademarks and domain names is determined based on the expected use and legal provisions. The useful life of licenses, which are mainly licenses for franchise business, is determined on the expected cooperation period with franchisees.

Separately identifiable intangible assets and other long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amounts by which the carrying amounts of the assets exceed the fair values of the assets.

Goodwill

2.17 Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and between annual tests if events or circumstances indicate that the goodwill may be impaired. The Group adopted ASU No. 2017-04, “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” in 2019. In accordance with the FASB, a company first has the option to assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value and the carrying value is recognized. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Long-term investments

2.18 Long-term investments

(i)Equity investments accounted for using the equity method

In accordance with ASC 323 — “Investment — Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in substance common stock, over which it has significant influence but does not own a majority equity interests or otherwise control.

An investment in in-substance common stock is an investment that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to one in that entity’s common stock.

Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into the consolidated statements of comprehensive income (loss) after the date of acquisition. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.

The Group continually reviews its investment in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other than temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds.

The fair value determination, particularly for investments in early stage privately held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other than temporary. If any impairment is considered other than temporary, the Group writes down the asset to its fair value and takes the corresponding charge to the consolidated statements of comprehensive income (loss).

(ii)Investments accounted for at fair value

The Group adopted ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No. 2016-01”) for all periods presented. Securities with readily determinable fair value are measured at fair value. Equity securities accounted for at fair value include investments in i) marketable equity securities, which are publicly traded stock and ii) unlisted companies, for which the Group measures at fair value on a recurring basis. Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired.

For investments in convertible notes and loans receivable with maturities of over one year, the Group elected the fair value option. The fair value option permits the irrevocable election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss). For wealth management products with variable interest rates referenced to performance of underlying assets and with original maturities greater than one year, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value in accordance with ASC 825 — “Financial Instruments”. Changes in the fair value of these investments are reflected on the consolidated statements of comprehensive income (loss) as fair value changes in investments, net. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(iii)Equity investments measured at measurement alternative and NAV practical expedient

Private equity funds pursue various investment strategies. Investments in private equity funds generally are not redeemable due to the closed ended nature of these funds. These private equity funds, over which the Group does not have the ability to exercise significant influence, are accounted for under the existing practical expedient in ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).

The Group measures investments in equity securities, other than equity method investments, at fair value through earnings. For those investments without readily determinable fair value and do not qualify for NAV practical expedient, the Group may elect to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASU No. 2016-01. Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income (loss) equal to the difference between the carrying value and fair value.

(iv)Long-term time deposits

Long-term time deposits represent time deposits placed with banks with maturities more than one year. The Group account for the long-term time deposits at amortized cost less allowance for credit losses.

(v)Held-to-maturity debt investments

Long-term held-to-maturity debt investments include debt instruments issued by private companies with maturities of greater than one year and for which the Group has the positive intent and ability to hold those securities to maturity. The Group account for the held-to-maturity debt investments at amortized cost less allowance for credit losses.

The allowance for credit losses of the held-to-maturity debt investments reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity debt investments and is charged to “Other income, net” in the consolidated statements of comprehensive income (loss). Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. As of December 31, 2022 and 2023, the allowance for credit losses provided for the held-to-maturity debt investments held by the Group was insignificant.

(vi)Available-for-sale debt investments

Available-for-sale debt investments are debt instruments or preferred shares issued by banks and other financial institutions that are redeemable at the issuer’s option, which are measured at fair value. Available-for-sale debt investments that are redeemable at the issuer’s option have no contractual maturity date. Interest income is recognized in earnings. All other changes in the carrying amount of these debt investments are recognized in other comprehensive income (loss).

The allowance for credit losses of on available-for-sale debt securities is accounted for in accordance with ASC 326, Financial Instruments - Credit Losses (“ASC 326”). The Group adopted ASC 326 on January 1, 2020, on a modified retrospective basis. Under ASC 326, at each reporting period, available-for-sale debt securities are evaluated at the individual security level to determine whether there is a decline in the fair value below its amortized cost basis (an impairment). In circumstances where the Group intend to sell, or are more likely than not required to sell, the security before it recovers its amortized cost basis, the difference between fair value and amortized cost is recognized as a loss in the consolidated statements of operations, with a corresponding write-down of the security’s amortized cost. In circumstances where neither condition exists, we then evaluate whether a decline is due to credit-related factors. The factors considered in determining whether a credit loss exists can include the extent to which fair value is less than the amortized cost basis, changes in the credit quality of the underlying loan obligors, credit ratings actions, as well as other factors. To determine the portion of a decline in fair value that is credit-related, we compare the present value of the expected cash flows of the security discounted at the security’s effective interest rate to the amortized cost basis of the security. A credit-related impairment is limited to the difference between fair value and amortized cost, and recognized as an allowance for credit loss on the consolidated balance sheet with a corresponding adjustment to net income (loss). Any remaining decline in fair value that is non-credit related is recognized in other comprehensive income (loss), net of tax. Improvements in expected cash flows due to improvements in credit are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss.

Leases

2.19 Leases

(a)Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified on or after the date of initial application of ASC 842 or arising from business combinations, the Group assesses whether a contract is or contains a lease based on the definition under ASC 842 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

(b)The Group as a lessee

The Group mainly leases sales stores (including brokerage sales stores, transaction closing service centers and home renovation and furnishing service stores), administrative offices, entrusted houses and land use rights from property owners. These are all classified as operating leases.

Rental contracts for the sales stores and offices are typically made for fixed periods ranging generally from few months to ten years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Land use rights are amortized on a straight-line basis over the shorter of the estimated useful life, generally from 44 to 47 years, or the estimated usage periods or the terms of the agreements. For leases existing as of January 1, 2019, the Group elected the practical expedient which allows use of hindsight in determining the lease term. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset.

The Group elected not to separate non-lease components from lease components. Therefore, it will account for lease and non-lease components as a single lease component when there is only one vendor in the lease contract.

The majority of the Group’s leases have fixed payments schedules, with certain leases including additional payments based on future contract performance. For leases with additional payments based on future contract performance, no amount is included in the calculation of the lease liability or corresponding asset because of the uncertainty for future contract performance and payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Under a lease, the lessees are required to recognize right-of-use assets and lease liabilities. Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and are recognized as the amount of the lease liabilities, adjusted for lease incentives received. Lease liabilities represent the Group’s obligation to make lease payments arising from the lease and are recognized at the present value of the future lease payments at the lease commencement date. As the interest rate implicit in most of the Group’s leases is not readily determinable, the Group uses the incremental borrowing rate (“IBR”) to determine the present value of the future lease payments. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term with a similar security.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the right-of-use asset and lease liabilities accounts on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

(c)The Group as a lessor

The Group generates revenues from rental property management services as a lessor. The Group sources houses from homeowners, subleases the houses or separate rooms to tenants, and provides operational management services such as maintenance. Leases for which the Group is a lessor are classified as operating leases. The terms of the agreements with tenants are generally one year, and rental income from operating leases is recognised in emerging and other services revenue on a straight-line basis over the term of the relevant lease.

When the Group serves as an intermediate lessor, it accounts for the head lease and the sublease as two separate contracts. The sublease is classified by reference to the underlying asset arising from the head lease.

Borrowings

2.20 Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Treasury shares

2.21 Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury shares” on the consolidated balance sheets. At retirement of the treasury share, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury share over the aggregate par value is allocated between additional paid-in capital and retained earnings.

Statutory reserves

2.22 Statutory reserves

In accordance with the laws applicable to the Foreign Investment Enterprises (“FIEs”) established in the PRC, the Group’s subsidiaries registered as WFOEs have to make appropriations from their annual after tax profits as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including the general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.

Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the consolidated VIEs (inclusive of VIEs’ subsidiaries) incorporated in PRC are required to make appropriations on annual basis from their after tax profits to non distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund is restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves is allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2021, 2022 and 2023, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB91.1 million, RMB176.9 million and RMB150.3 million, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Revenue recognition

2.23 Revenue recognition

The Group applied ASC 606 - “Revenue from Contracts with Customers” for all periods presented. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, after considering reductions by estimates for refund allowances, price concession, discount and Value Added Tax (“VAT”).

Existing home transaction services

The Group generates revenue from existing home transaction services primarily by earning commissions from housing customers for sales or leases transactions facilitated by the Group’s own Lianjia brand where the Group acts as the principal agent, or splits of commissions with other brokerage firms acting as the principal agents in cooperation with the Group to complete transactions. In these transactions, the principal agent signs a housing agency service contract with housing customers and is responsible for fulfilling the obligations to provide the agency services under the contract. The Beike platform requires platform agreements to be signed by all brokerage firms registered with the platform. The platform agreements establish a cooperative relationship between the principal agent and all participating brokerage firms, which allows the principal agent to combine and control services provided by the participating agent. The platform agreements also set the principal agent’s role and responsibility for overall agency services and a fee allocation structure for various standard cooperating roles of agency services. For each successful transaction completed through the platform, the platform will calculate commissions for each participating agent in accordance with the platform agreements and settle them through the platform’s payment system.

When the Group signs the housing agency service contracts with housing customers and splits commissions with other brokerage firms who cooperate with the Group to complete the housing transactions in accordance with the platform agreement, the Group is considered to be the principal agent as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the agency services pursuant to the housing agency service contracts it signed with the housing customers. Accordingly, the Group accounts for the commissions from these agency service contracts on a gross basis, with any commissions paid to other brokerage firms recorded as a cost of revenue.

Brokerage services and transaction closing services identified in the housing sales agency services contracts are considered to be separate performance obligations. Therefore the consideration is allocated to brokerage services and transaction closing services based on the relative stand-alone selling prices. The Group recognizes them as revenues when the services are provided.

When other brokerage firms on Beike platform sign the housing agency service contracts with housing customers and split commissions with the Group in accordance with platform agreement for cooperation services by the Group to complete the housing transactions, the Group is considered as a participating agent who provides services to the principal agents as the Group is not the primary obligor for the agency service contract and does not have the right to determine the service price. Accordingly, the Group accounts for the commissions from these agency service contracts on a net basis.

For agency commissions earned by the Group, either as the principal agent or participating agent, the Group recognizes commissions as revenues when the performance obligations are satisfied at the time the housing customers sign the housing sale and purchase agreements or the lease agreements, after deducting estimated potential refunds due to a terminated transaction.

The Group also generates revenue from existing home transaction services by earning (i) platform service fees from real estate brokerage firms on the Beike platform as a percentage of the transaction commissions earned on the platform for using the Group’s ACN and SaaS systems; (ii) franchise fees from brokerage firms as a percentage of the transaction commissions earned under the Group’s franchise brands such as the Deyou brand; and (iii) other service fees for various services offered by Beike platform, such as transaction closing service through the Group’s transaction center.

For platform service and franchise fees, the Group recognizes the estimated fees that it expects to receive as revenues when the Group obtains the right to payment at the time the housing customers sign the housing sale and purchase agreements or the lease agreements.

For other service fees, the Group recognizes them as revenues when the services are provided.

New home transaction services

The Group generates revenues from new home transaction services principally by earning sales commissions from real estate developers for new home sales facilitated by the Group. The Group signs new home agency service contracts with real estate developers in where the terms and conditions for sales commission earned are defined. The Group recognizes sales commissions as revenues when the confirmations are received from real estate developers that terms and conditions for commissions earned are met or upon cash receipts of service fees if collection of the commissions are not considered probable.

The Group subcontracts with other brokerage firms to fulfil its agency services contracts with the real estate developers and splits commissions with these brokerage firms. The Group is considered as the principal agent for the agency service contracts signed with the developers as it has the right to determine the service price and to define the service performance obligations, it has control over the services provided by the other brokerage firms and it is fully responsible for fulfilling agency services pursuant to the new home agency service contracts signed with the real estate developers. Accordingly, the Group accounts for such agency service contracts on a gross basis and recognizes split commissions to collaborating brokerage firms as cost of revenues.

Home renovation and furnishing

The Group provides interior renovation services to its customers. Such services are recognized as a performance obligation satisfied over time as the customer controls the house that is being enhanced by the renovation services provided by the Group. Revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation using input method, measured based on the proportion of contract costs incurred for work performed to date relative to the estimated total contract costs.

For sale of furniture, electronic and home appliances products, revenue is recognized when delivery and acceptance occurs, which is defined as receipt by the Group of either a delivery note when delivery has been completed or a customer confirmation that the installation process is completed.

Emerging and other services

The Group generates revenues from emerging and other services such as rental property management services, financial services and other newly developed businesses.

Rental property management services revenues are primarily derived from the leasing operation services for homeowners and tenants. The Group sources houses from homeowners and leases the rooms to tenants, as well as provides operational management services such as maintenance. The terms of the agreements with tenants are generally one year. See the details of rental income recognition policy in Note 2.19 Leases - (b) The Group as a lessor.

Service fees for financial services and other newly developed businesses are generally recognized as revenues when services are provided.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered. The Group recognizes contract assets or contract liabilities in the consolidated balance sheets, depending on the relationship between the Group’s performance and the customer’s payment.

The Group classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes an accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and if it has the unconditional right to receive consideration, and a contract asset if not yet has the unconditional right to receive consideration.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly in relation to the existing home transaction services, new home transaction services, home renovation and furnishing services and emerging and other services. RMB2,749.4 million of revenues recognized in the year ended December 31, 2023 was included in the balance of contract liabilities as of December 31, 2022. As of December 31, 2023, the increase in the balance of contract liabilities was primarily due to more consideration received from home renovation and furnishing services and entrust lease services as a result of increase in business scale compared to the prior year. Due to the nature of services the Group provided, most of the Group’s contracts with an original expected length less than one year. Therefore, the Group expects to recognize a significant majority of the contract liabilities balance as of December 31, 2023 as revenue over the next 12 months. The contract liabilities of the Group as of December 31, 2022 and 2023 are listed in the table below.

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Contract liabilities:
Existing home transaction services	174,472	178,856
New home transaction services	1,119,534	941,326
Home renovation and furnishing	1,488,294	2,363,394
Emerging and other services	477,969	1,181,625
Total	3,260,269	4,665,201

Incremental Costs of Obtaining a Contract

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract include only those costs the Group incurs to obtain a contract that it would not have incurred if the contract had not been obtained. Incremental costs of obtaining a contract mainly include sales commissions to sales personnel under interior renovation services. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate.

As of December 31, 2023, the balance of capitalized costs of obtaining contracts with customers was RMB338.8 million. For the years ended December 31, 2021, 2022 and 2023, the Group recognized amortization of nil, RMB258.5 million and RMB587.2 million respectively as “Sales and marketing expenses”.

Capitalized costs of obtaining contracts are periodically analyzed for impairment. There were no impairment losses relating to the capitalized costs of obtaining contracts for all periods presented.

Practical Expedients

The Group has used the following practical expedients as allowed under ASC 606:

The effect of a significant financing component has not been adjusted for contracts when the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer will be one year or less.

Advertising expenses

2.24 Advertising expenses

Advertising expenses are generally paid to the third parties for online traffic acquisition and offline advertising services such as television, outdoor and inner-building channels. Advertising expenses are expensed as sales and marketing expenses when the services are received. For the years ended December 31, 2021, 2022 and 2023, advertising expenses recognized in the consolidated statements of comprehensive income (loss) were RMB2,038.4 million, RMB1,340.2 million and RMB2,030.8 million, respectively.

Share-based compensation

2.25 Share-based compensation

The Group grants share options, restricted shares and restricted share units (“RSUs”) to its employees, directors and consultants with performance conditions and service conditions, and accounts for these share-based awards in accordance with ASC 718-“Compensation-Stock Compensation”.

Employees’ share-based awards are classified as equity awards and are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using a straight-line method over the requisite service period, which is the vesting period.

Share options granted contained both a service condition and required completion of an IPO. The IPO was completed on August 17, 2020 and options for which the service condition had been met became vested. The remaining options will vest as the service conditions are met. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The Group uses the binomial option pricing model to determine the fair value of stock options. The determination of the fair value of stock options is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk free interest rates and expected dividends. Upon the completion of the IPO, the estimated fair value of ordinary shares was based on the Company’s share price.

The fair value of the restricted shares and RSUs granted subsequent to IPO are determined with reference to the fair value of the underlying shares.

In accordance with ASU No. 2016-09, the Group has chosen to account for forfeitures when they occur.

Income taxes

2.26 Income taxes

Income taxes

Current income tax is recorded in accordance with the laws of the relevant tax jurisdictions.

The Group applies the assets and liabilities method of income taxes in accordance of ASC 740—“Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are provided based on temporary differences arising between the tax bases of assets and liabilities and financial statements, using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that such assets are more-likely-than-not to be realized. In making such a determination, the Group considers all positive and negative evidence, including results of recent operations and expected reversals of taxable income. Valuation allowances are established to offset deferred tax assets if it is considered more-likely-than-not that the amount of the deferred tax assets will not be realized.

Uncertain tax positions

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying the two-step approach to determine the amount of the benefit to be recorded. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not that the position will be sustained, including resolution of related appeals or litigation processes. If the tax positions meet the “more-likely-than-not” recognition threshold, the second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. The Group classifies interest and penalties related to income tax matters, if any, as income tax expense.

The Group did not have any significant interest or penalties associated with tax positions for the years ended December 31, 2021, 2022 and 2023. The Group did not have any significant unrecognized uncertain tax positions for the years ended December 31, 2021, 2022 and 2023.

Employee benefits

2.27 Employee benefits

Full time employees of the Group in mainland China are entitled to staff welfare benefits including pension, work related injury benefits, maternity insurances, medical insurances, unemployment benefits and housing fund plans through a PRC government mandated defined contribution plan. Chinese labor regulations require that the Group makes payments to the government for these benefits based on a certain percentage of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond making the required contributions.

Historically, the contributions made by the Group for employees might have been insufficient under the PRC laws and regulations, for which the Group made provisions based on its best estimates considering general administrative practice, historical precedent cases, legal advice and other factors. The provisions made are to be reversed if a) the potential exposures that the provisions were made for do not occur for a period of time and b) the Group believes that the probability that such exposures would materialize in the future is remote based on most recent developments. The balances of the provisions are included in employee compensation and welfare payable. The net impact of additions and reversals of the provisions was an increase /(decrease) in employee welfare benefit expenses of RMB805.0 million, RMB621.0 million, RMB(1,598.4) million for the years ended December 31,2021, 2022 and 2023, respectively. Currently, the Group is implementing a remediation plan to reduce the exposure of non-compliance of relevant law and regulations for employee welfare benefits. The total amounts of such employee welfare benefit expenses, including the provision’s net impact, were approximately RMB3.4 billion, RMB3.0 billion, RMB1.2 billion, for the years ended December 31, 2021, 2022 and 2023 respectively.

Research and development expenses

2.28 Research and development expenses

Research and development expenses consist primarily of personnel-related compensation expenses, including share-based compensation for employees in engineering, design, product and platform development, depreciation of property, plant and equipment utilized by research and development functions, and bandwidth and server related costs incurred by research and development functions. The Group expenses all research and development expenses as incurred.

Net income (loss) per share

2.29 Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of income allocation to holders of participating preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of deemed issued shares and options to purchase ordinary shares (using the treasury stock method), unvested restricted shares and unvested RSUs. Ordinary equivalent shares are not included in the denominator of the diluted net income (loss) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Comprehensive income (loss)

2.30 Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity (deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income (loss) includes net income (loss), currency translation adjustments and unrealized gains(losses) on available-for-sale investments, net of reclassification.

Related parties

2.31 Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

2.32 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as a management committee including chief executive officer, chief financial officer and two chief operational officers.

The Group operates in four operating segments: (i) Existing home transaction services; (ii) New home transaction services; (iii) Home renovation and furnishing and (iv) Emerging and other services, and the segment information is set out in Note 22.

Contingencies

2.33 Contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. An accrual for a loss contingency is recognized if it is probable that a liability has been incurred and the amount of liability can be reasonably estimated. If a potential loss is not probable, but reasonably possible, or is probable but the amount of liability cannot be reasonably estimated, then the nature of contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, is disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of guarantee would be disclosed.

Government grants

2.34 Government grants

Government grants are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of the comprehensive income (loss) upon receipt when all conditions attached to the grants have been fulfilled.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized government grants of approximately RMB1,060 million, RMB668 million and RMB762 million, respectively, in the consolidated statements of comprehensive income (loss).

Business combinations and noncontrolling interests

2.35 Business combinations and non-controlling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 — “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income (loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated statements of comprehensive income (loss).

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income (loss).

Concentration and risks

2.36 Concentration and risks

Concentration of customers and suppliers

There are no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total net revenues or the total purchases of the Group for the years ended December 31, 2021, 2022 and 2023.

Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, other receivables, short-term investments, long-term investments and financing receivables. As of December 31, 2022 and 2023, all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC, Hong Kong, the USA and Australia, which the management believes are of high credit quality. The Group’s total cash and cash equivalents, restricted cash, and short-term investments held at five financial institutions in mainland China representing 24%, 16%, 11%, 11% and 10% of the Group’s total cash and cash equivalents, restricted cash, and short-term investments as of December 31, 2023, respectively. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. This Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks that hold the Group’s cash and cash equivalents, restricted cash and short-term investments are financially sound based on public available information.

Accounts receivable and other receivables are typically unsecured and are mainly derived from the ordinary course of business in the PRC. The risk with respect to these financial instruments is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances. The risk with respect to the financing receivables and off-balance sheet guarantees is mitigated by credit evaluations the Group performs on its borrowers and the Group’s ongoing monitoring controls for the outstanding balances. As of December 31, 2022 and 2023, only one customer’s total receivable amounting to RMB788 million and RMB380 million is considered to subject to concentration credit risk.

Individually assessed accounts receivable and other receivable are measured for credit loss based on fair value of the collateral, less estimated transaction costs, if the accounts receivable is collateral-dependent. As of December 31, 2023, a portion of accounts receivable and other receivable due from real estate developers is secured by a commercial properties as collateral. For the year ended December 31, 2023, RMB174 million and RMB227 million provision has been provided against accounts receivable and other receivable due to decrease in net realizable values of the collateral, which attribute to the current downturn of commercial real estate market.

The expected credit loss rates for accounts receivable and contract assets are 33.4% and 34.6% as of December 31, 2022 and 2023, respectively. The expected credit loss rates for financing receivables are 17.3% and 8.3% as of December 31, 2022 and 2023, respectively. The expected credit loss rates for other receivables (included in prepayments, receivables and other assets) are 8.2% and 14.3% as of December 31, 2022 and 2023, respectively. The expected credit loss of other financial assets subject to the impairment requirements of ASC 326 was immaterial.

Currency convertibility risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents, restricted cash and short-term investments denominated in RMB that are subject to such government controls amounted to RMB47.0 billion and RMB51.2 billion as of December 31, 2022 and 2023, respectively. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 2.9% for the year ended December 31, 2023. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.